UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-7435

Smith Barney Allocation Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: January 31

Date of reporting period: July 31, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

ALLOCATION

SERIES INC.

SEMI-ANNUAL REPORT   |   JULY 31, 2004

HIGH GROWTH PORTFOLIO

GROWTH PORTFOLIO

BALANCED PORTFOLIO

CONSERVATIVE PORTFOLIO

INCOME PORTFOLIO

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Following a strong showing in the second half of 2003, the first half of 2004 has seen equity markets remain relatively unchanged, with many segments of the market actually entering negative territory in July. Heightened concerns regarding threats of terrorism, mixed economic reports, and record high oil prices, coupled with disappointing management earnings guidance for the remainder of the year, have all contributed to the market weakness witnessed late in the period.

Over the past six months, small- and mid-capitalization stocks generally outperformed large-caps and value-oriented stocks continued to outperform growth-oriented stocks. Foreign stock markets performed largely in-line with the broad U.S. market. Due to the recent weakness in the equity markets, bonds have generally outpaced stocks over the past six months.

Bonds had generally suffered, particularly during the spring, due to heightened worries about resurgent inflation, and anticipation that the Federal Reserve Bank (“Fed”) would begin to raise key short-term rates after a long accommodative stance on monetary policy. Indeed, the Fed increased its federal funds ratei target at the end of June from 1% to 1.25%. The Fed further increased it by another quarter-of-a-percentage point on August 10th, after the end of the fund’s reporting period.

The economic picture was rather unclear over the reporting period. After a sharp drop early in the year, the U.S. Consumer Confidence Indexii rose to levels not seen since June of 2002. The domestic unemployment rate held largely steady for the six-month period, however the rate of job growth slowed following a strong increase early in the year. Real gross domestic productiii (“GDP”) increased at an annual rate of 4.5% (revised) in the first fiscal quarter of 2004, but then slipped to 3.0% for the second quarter.iv

Within this environment, the funds performed as follows:

Global Portfolio

Special Notice to Shareholders

On July 14, 2004, the shareholders of the Global Portfolio, a series of Smith Barney Allocation Series Inc. (“Allocation Series”) approved a reorganization pursuant to which High Growth Portfolio, also a series of Allocation Series, would acquire the assets and assume the liabilities of Global Portfolio in exchange for shares of High Growth Portfolio. This reorganization allows Global Portfolio shareholders to maintain an investment in a fund with the same investment objective and similar investment policies. The reorganization occurred at the close of business on July 23, 2004.

●

High Growth Portfolio

For the six months ended July 31, 2004, shares of the High Growth Portfolio, excluding sales charges, returned -6.01%. These shares underperformed the fund’s unmanaged benchmarks, the S&P 500 Index,v Russell 2000 Index,vi MSCI EAFE Indexvii and the Citigroup High Yield Market Index,viii which returned -1.78%, -4.57%, -0.24% and 0.75%, respectively for the same period. They also underperformed the fund’s Lipper multi-cap core funds category average,1 which returned -2.85% for the same period.

Growth Portfolio

For the six months ended July 31, 2004, shares of the Growth Portfolio, excluding sales charges, returned -4.69%. These shares underperformed the fund’s unmanaged benchmarks, the S&P 500 Index,v Russell 2000 Index,vi MSCI EAFE Indexvii and the Lehman Brothers Government/Credit Bond Index,ix which returned -1.78%, -4.57%, -0.24% and -0.04%, respectively for the same period. They also underperformed the fund’s Lipper multi-cap core funds category average,1 which returned -2.85% for the same period.

Balanced Portfolio

For the six months ended July 31, 2004, shares of the Balanced Portfolio, excluding sales charges, returned -2.21%. These shares performed in line with the fund’s unmanaged benchmark the Citigroup World Government Bond Index,x which returned -2.29%, while it underperformed the other unmanaged benchmarks, the S&P 500 Index,v Lehman Brothers Government/Credit Bond Indexix and the Citigroup One-Year U.S. Treasury Bill Index,xi which returned -1.78%, -0.04% and 0.21%, respectively, for the same period. They also underperformed the fund’s Lipper balanced funds category average,2 which returned -1.61% for the same period.

Conservative Portfolio

For the six months ended July 31, 2004, shares of the Conservative Portfolio, excluding sales charges, returned -1.34%. These shares outperformed the fund’s unmanaged benchmark the S&P 500 Index,v which returned -1.78%, while it underperformed the other unmanaged benchmarks, the Lehman Brothers Government/Credit Bond Index,ix Citigroup High Yield Market Indexviii and the Citigroup One-Year U.S. Treasury Bill Index,xi which returned -0.04%, 0.75% and 0.21%, respectively, for the same period. They also underperformed the fund’s Lipper income funds category average,3 which returned -0.55% for the same period.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2004, calculated among the 726 funds in the fund’s Lipper category, including the reinvestment of dividends and capital gains, if any, and excluding sales charges.
[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2004, calculated among the 590 funds in the fund’s Lipper category, including the reinvestment of dividends and capital gains, if any, and excluding sales charges.
[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2004, calculated among the 196 funds in the fund’s Lipper category, including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

●

PERFORMANCE SNAPSHOT AS OF JULY 31, 2004 (excluding sales charges)
6 Months

High Growth Portfolio	-6.01%

S&P 500 Index	-1.78%

Russell 2000 Index	-4.57%

MSCI EAFE Index	-0.24%

Citigroup High Yield Market Index	0.75%

Lipper Multi-Cap Core Funds Category Average	-2.85%

Growth Portfolio	-4.69%

S&P 500 Index	-1.78%

Russell 2000 Index	-4.57%

MSCI EAFE Index	-0.24%

Lehman Brothers Government/Credit Bond Index	-0.04%

Lipper Multi-Cap Core Funds Category Average	-2.85%

Balanced Portfolio	-2.21%

Citigroup World Government Bond Index	-2.29%

S&P 500 Index	-1.78%

Lehman Brothers Government/Credit Bond Index	-0.04%

Citigroup One-Year U.S. Treasury Bill Index	0.21%

Lipper Balanced Funds Category Average	-1.61%

Conservative Portfolio	-1.34%

S&P 500 Index	-1.78%

Lehman Brothers Government/Credit Bond Index	-0.04%

Citigroup High Yield Market Index	0.75%

Citigroup One-Year U.S. Treasury Bill Index	0.21%

Lipper Income Funds Category Average	-0.55%

Income Portfolio	-0.52%

S&P 500 Index	-1.78%

Lehman Brothers Government/Credit Bond Index	-0.04%

Citigroup High Yield Market Index	0.75%

Citigroup One-Year U.S. Treasury Bill Index	0.21%

Lipper General Bond Funds Category Average	-0.30%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures reflect expense reimbursements, if any, which may be reduced or terminated at any time. In the absence of expense reimbursements, if any, the total return of the High Growth Portfolio, Growth Portfolio, Balanced Portfolio, Conservative Portfolio and Income Portfolio would be reduced.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. High Growth Portfolio: Excluding sales charges, Class B shares returned -6.47% and Class C shares returned -6.37% over the six months ended July 31, 2004. Growth Portfolio: Excluding sales charges, Class B shares returned -5.07% and Class C shares returned -4.95% over the six months ended July 31, 2004. Balanced Portfolio: Excluding sales charges, Class B shares returned -2.61% and Class C shares returned -2.65% over the six months ended July 31, 2004. Conservative Portfolio: Excluding sales charges, Class B shares returned -1.57% and Class C shares returned -1.56% over the six months ended July 31, 2004. Income Portfolio: Excluding sales charges, Class B shares returned -0.69% and Class C shares returned -0.66% over the six months ended July 31, 2004.

●

Income Portfolio

For the six months ended July 31, 2004, shares of the Income Portfolio, excluding sales charges, returned -0.52%. These shares outperformed the fund’s unmanaged benchmark the S&P 500 Index,v which returned -1.78%, while it underperformed the other unmanaged benchmarks, the Lehman Brothers Government/Credit Bond Index,ix Citigroup High Yield Market Indexviii and the Citigroup One-Year U.S. Treasury Bill Index,xi which returned -0.04%, 0.75% and 0.21%, respectively, for the same period. They also underperformed the fund’s Lipper general bond funds category average,4 which returned -0.30% for the same period.

Special Shareholder Notice

Effective April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on Class C shares were eliminated.

Information About Your Funds

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“Citigroup”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to primarily serve the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 18, 2004

[4]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2004, calculated among the 41 funds in the fund’s Lipper category, including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

●

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS:

High Growth Portfolio: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The fund may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

Growth Portfolio: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The fund may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

Balanced Portfolio: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The fund may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

Conservative Portfolio: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The fund may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

Income Portfolio: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. High yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
ii	Source: Consumer Confidence Index, The Conference Board, July 27, 2004.
iii	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
iv	Source: Bureau of Economic Analysis, U.S. Department of Commerce, July 30, 2004.
[v]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
vi	The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
vii	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.
viii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
ix	The Lehman Brothers Government/Credit Bond Index tracks the performance of the overall bond market and is a broad measure of the performance of government and corporate fixed-rate debt issues.
[x]	The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries.
xi	The Citigroup One-Year U.S. Treasury Bill Index consists of one 1-Year United States Treasury Bill whose return is tracked until its maturity.

●

The Allocation Series High Growth Portfolio Breakdown (as of 7/31/04) (unaudited)

21% Smith Barney Small Cap Core Fund, Inc.
Top 5 Sectors:
Financials
Information Technology
Consumer Discretionary
Industrials
Healthcare
2% Repurchase Agreement
17% Smith Barney Investment Trust — Smith Barney Large Capitalization Growth Fund
Top 5 Sectors:
Information Technology
Healthcare
Consumer Discretionary
Financials
Consumer Staples
13% Smith Barney Investment Funds Inc. — Smith Barney Hansberger Global Value Fund
Top 5 Sectors:
Financials
Consumer Discretionary
Industrials
Information Technology
Healthcare
13% Smith Barney Aggressive Growth Fund Inc.
Top 5 Sectors:
Healthcare
Consumer Discretionary
Financials
Energy
Information Technology
9% Smith Barney World Funds, Inc. — International All Cap Growth Portfolio
Top 5 Sectors:
Consumer Discretionary
Financials
Information Technology
Healthcare
Industrials
5% Smith Barney Investment Trust — Smith Barney Mid Cap Core Fund
Top 5 Sectors:
Industrials
Consumer Discretioanry
Financials
Information Technology
Healthcare
4% Smith Barney Investment Funds Inc. — Smith Barney Small Cap Growth Fund
Top 5 Sectors:
Information Technology
Industrials
Healthcare
Consumer Discretionary
Financials
4% Smith Barney Income Funds — Smith Barney High Income Fund
Top 5 Sectors:
Corporate Bonds and Notes
Convertible Corporate Bonds
Common Stock
Preferred Stock
Repurchase Agreement
4% Smith Barney Investment Series — SB Growth and Income Fund
Top 5 Sectors:
Consumer Discretionary
Consumer Staples
Energy
Financials
Healthcare
8% Smith Barney Funds, Inc. — Large Cap Value Fund
Top 5 Sectors:
Financials
Consumer Discretionary
Information Technology
Healthcare
Energy

●

The Allocation Series Growth Portfolio Breakdown (as of 7/31/04) (unaudited)

Top 5 Sectors:
- Consumer Discretionary
- Consumer Staples
- Energy
- Financials
- Healthcare

2% Repurchase Agreement

15% Smith Barney Funds, Inc. — Large Cap Value Fund

Top 5 Sectors:
- Financials
- Consumer Discretionary
- Information Technology
- Healthcare
- Energy

Top 5 Sectors:
- Corporate Bonds and Notes
- Convertible Corporate Bonds
- Common Stock
- Preferred Stock
- Repurchase Agreement

Top 5 Sectors:
- Corporate Bonds
- U.S. Government Agency Obligations
- Sovereign Bonds
- Asset-Backed Securities
- Repurchase Agreement

Top 5 Sectors:
- Information Technology
- Healthcare
- Consumer Discretionary
- Financials
- Consumer Staples

Top 5 Sectors:
- Consumer Discretionary
- Financials
- Information Technology
- Healthcare
- Industrials

Top 5 Sectors:
- Information Technology
- Industrials
- Healthcare
- Consumer Discretionary
- Financials

Top 5 Sectors:
- U.S. Government Agency Obligations
- U.S. Treasury Obligations
- Collateralized Mortgage Obligations
- Repurchase Agreement
- Asset-Backed Securities

6% Smith Barney Aggressive Growth Fund Inc.

Top 5 Sectors:
- Healthcare
- Consumer Discretionary
- Financials
- Energy
- Information Technology

Top 5 Sectors:
- Industrials
- Consumer Discretionary
- Financials
- Information Technology
- Healthcare

Top 5 Sectors:
- Financials
- Consumer Discretionary
- Industrials
- Information Technology
- Healthcare

6% Smith Barney Small Cap Core Fund, Inc.

Top 5 Sectors:
- Financials
- Information Technology
- Consumer Discretionary
- Industrials
- Healthcare

●

The Allocation Series Balanced Portfolio Breakdown (as of 7/31/04) (unaudited)

1% Repurchase Agreement

9% Smith Barney Managed Governments Fund Inc.

Sectors:
- Mortgage Backed Securities
- Repurchase Agreements
- U.S. Treasury Notes

10% Smith Barney Income Funds — SB Convertible Fund

Top 5 Sectors:
- Healthcare
- Technology
- Financials
- Consumer Cyclical
- Capital Goods

Top 5 Sectors:
- U.S. Government Agency Obligations
- U.S. Treasury Obligations
- Collateralized Mortgage Obligations
- Repurchase Agreement
- Asset-Backed Securities

Top 5 Sectors:
- U.S. Government & Agency Obligations
- Corporate Bonds/Notes
- Repurchase Agreement
- Emerging Market Debt
- Asset-Backed Securities

13% Smith Barney Appreciation Fund Inc.

Top 5 Sectors:
- Financials
- Industrials
- Consumer Discretionary
- Information Technology
- Energy

13% Smith Barney Fundamental Value Fund Inc.

Top 5 Sectors:
- Information Technology
- Financials
- Consumer Discretionary
- Healthcare
- Materials

Top 5 Sectors:
- Consumer Discretionary
- Financials
- Information Technology
- Healthcare
- Industrials

4% Smith Barney Funds, Inc. — Large Cap Value Fund

Top 5 Sectors:
- Financials
- Consumer Discretionary
- Information Technology
- Healthcare
- Energy

Top 5 Sectors:
- Consumer Discretionary
- Consumer Staples
- Energy
- Financials
- Healthcare

Top 5 Sectors:
- Corporate Bonds
- Collateralized Mortgage Obligations
- U.S. Government Agency Obligations
- Repurchase Agreement
- U.S. Treasury Obligations

Top 5 Sectors:
- United States
- Germany
- Italy
- France
- Belgium

●

The Allocation Series Conservative Portfolio Breakdown (as of 7/31/04) (unaudited)

Top 5 Sectors:
- U.S. Government & Agency Obligations
- Corporate Bonds/Notes
- Repurchase Agreement
- Emerging Market Debt
- Asset-Backed Securities

1% Repurchase Agreement

15% Smith Barney Managed Governments Fund Inc.

Sectors:
- Mortgage Backed Securities
- Repurchase Agreements
- U.S. Treasury Notes

Top 5 Sectors:
- U.S. Government Agency Obligations
- U.S. Treasury Obligations
- Collateralized Mortgage Obligations
- Repurchase Agreement
- Asset-Backed Securities

10% Smith Barney Income Funds — SB Convertible Fund

Top 5 Sectors:
- Healthcare
- Technology
- Financials
- Consumer Cyclical
- Capital Goods

Top 5 Sectors:
- Corporate Bonds and Notes
- Convertible Corporate Bonds
- Common Stock
- Preferred Stock
- Repurchase Agreement

10% Smith Barney Appreciation Fund Inc.

Top 5 Sectors:
- Financials
- Industrials
- Consumer Discretionary
- Information Technology
- Energy

Top 5 Sectors:
- United States
- Germany
- Italy
- France
- Belgium

5% Smith Barney Fundamental Value Fund Inc.

Top 5 Sectors:
- Information Technology
- Financials
- Consumer Discretionary
- Healthcare
- Materials

Top 5 Sectors:
- Financials
- Consumer Discretionary
- Industrials
- Information Technology
- Healthcare

Top 5 Sectors:
- Consumer Discretionary
- Consumer Staples
- Energy
- Financials
- Healthcare

Top 5 Sectors:
- Corporate Bonds
- Collateralized Mortgage Obligations
- U.S. Government Agency Obligations
- Repurchase Agreement
- U.S. Treasury Obligations

●

The Allocation Series Income Portfolio Breakdown (as of 7/31/04) (unaudited)

20% Smith Barney Managed Governments Fund Inc.
Sectors:
Mortgage Backed Securities
Repurchase Agreements
U.S. Treasury Notes
20% Smith Barney Income Funds — Smith Barney Diversified Strategic Income Fund
Top 5 Sectors:
U.S. Government & Agency Obligations
Corporate Bonds/Notes
Repurchase Agreement
Emerging Market Debt
Asset-Backed Securities
20% Smith Barney Income Funds — Smith Barney High Income Fund
Top 5 Sectors:
Corporate Bonds and Notes
Convertible Corporate Bonds
Common Stock
Preferred Stock
Repurchase Agreement
15% Smith Barney Investment Funds Inc. — Smith Barney Government Securities Fund
Top 5 Sectors:
U.S. Government Agency Obligations
U.S. Treasury Obligations
Collateralized Mortgage Obligations
Repurchase Agreement
Asset-Backed Securities
5% Smith Barney Income Funds — SB Capital and Income Fund
Top 5 Sectors:
Healthcare
Technology
Consumer Cyclical
Financials
Capital Goods
5% Smith Barney Appreciation Fund Inc.
Top 5 Sectors:
Financials
Industrials
Consumer Discretionary
Information Technology
Energy
5% Smith Barney Income Funds — SB Convertible Fund
Top 5 Sectors:
Healthcare
Technology
Financials
Consumer Cyclical
Capital Goods
10% Smith Barney Funds, Inc. — Short-Term Investment Grade Bond Fund
Top 5 Sectors:
Corporate Bonds
Collateralized Mortgage Obligations
U.S. Government Agency Obligations
Repurchase Agreement
U.S. Treasury Obligations

●

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on February 1, 2004 and held for the six months ended July 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expenses Paid During the Period(3)
High Growth Portfolio:
Class A	(6.01)%	$1,000.00	$939.90	0.80%	$3.86

Class B	(6.47)	1,000.00	935.30	1.55	7.46

Class C	(6.37)	1,000.00	936.30	1.37	6.60

Growth Portfolio:
Class A	(4.69)	1,000.00	953.10	0.80	3.88

Class B	(5.07)	1,000.00	949.30	1.55	7.51

Class C	(4.95)	1,000.00	950.50	1.37	6.64

Balanced Portfolio:
Class A	(2.21)	1,000.00	977.90	0.73	3.59

Class B	(2.61)	1,000.00	973.90	1.51	7.41

Class C	(2.65)	1,000.00	973.50	1.41	6.92

Conservative Portfolio:
Class A	(1.34)	1,000.00	986.60	0.72	3.56

Class B	(1.57)	1,000.00	984.30	1.24	6.12

Class C	(1.56)	1,000.00	984.40	1.22	6.02

Income Portfolio:
Class A	(0.52)	1,000.00	994.80	0.75	3.72

Class B	(0.69)	1,000.00	993.10	1.30	6.44

Class C	(0.66)	1,000.00	993.40	1.25	6.20

(1)	For the six months ended July 31, 2004.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year.
(3)	Expenses are equal to the annualized expense ratio for each Fund’s respective class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

●

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(2)	Expenses Paid During the Period(2)
High Growth Portfolio:
Class A	5.00%	$1,000.00	$1,020.89	0.80%	$4.02

Class B	5.00	1,000.00	1,017.16	1.55	7.77

Class C	5.00	1,000.00	1,018.05	1.37	6.87

Growth Portfolio:
Class A	5.00	1,000.00	1,020.89	0.80	4.02

Class B	5.00	1,000.00	1,017.16	1.55	7.77

Class C	5.00	1,000.00	1,018.05	1.37	6.87

Balanced Portfolio:
Class A	5.00	1,000.00	1,021.23	0.73	3.67

Class B	5.00	1,000.00	1,017.35	1.51	7.57

Class C	5.00	1,000.00	1,017.85	1.41	7.07

Conservative Portfolio:
Class A	5.00	1,000.00	1,021.28	0.72	3.62

Class B	5.00	1,000.00	1,018.70	1.24	6.22

Class C	5.00	1,000.00	1,018.80	1.22	6.12

Income Portfolio:
Class A	5.00	1,000.00	1,021.13	0.75	3.77

Class B	5.00	1,000.00	1,018.40	1.30	6.52

Class C	5.00	1,000.00	1,018.65	1.25	6.27

(1)	For the six months ended July 31, 2004.
(2)	Expenses are equal to the annualized expense ratio for each Funds' respective class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

●

THE HIGH GROWTH PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2004

Shares	Description	Value
Underlying Funds — 98.3%
1,019,746	Smith Barney Aggressive Growth Fund Inc.	$88,656,706
3,530,428	Smith Barney Funds, Inc. - Large Cap Value Fund	51,861,988
3,975,766	Smith Barney Income Funds - Smith Barney High Income Fund	27,114,726
7,249,893	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	83,808,761
3,059,382	Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund	28,299,283
2,035,017	Smith Barney Investment Series - SB Growth and Income Fund	28,917,591
5,294,292	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	109,274,192
1,722,474	Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund	34,501,157
9,694,908	Smith Barney Small Cap Core Fund, Inc.	139,800,572
4,606,832	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	57,723,606
	Total Underlying Funds (Cost — $620,401,763)	649,958,582
Face Amount	Description	Value
Repurchase Agreement — 1.7%
$11,025,000	Morgan Stanley dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $11,026,240; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.440% due 9/15/04 to 8/6/38; Market value — $11,354,867) (Cost — $11,025,000)	11,025,000
	Total Investments — 100.0% (Cost — $631,426,763*)	$660,983,582
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

●

THE GROWTH PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2004

Shares	Description	Value
Underlying Funds — 97.6%
446,056	Smith Barney Aggressive Growth Fund Inc.	$38,780,104
6,394,935	Smith Barney Funds, Inc. - Large Cap Value Fund	93,941,596
8,652,578	Smith Barney Income Funds - Smith Barney High Income Fund	59,010,584
3,130,860	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	30,619,810
3,229,210	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	37,329,662
4,600,172	Smith Barney Investment Funds Inc. - Smith Barney Investment Grade Bond Fund	57,778,165
3,422,628	Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund	31,659,308
3,397,882	Smith Barney Investment Series - SB Growth and Income Fund	48,283,907
4,611,378	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	95,178,834
1,686,566	Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund	33,781,913
2,666,959	Smith Barney Small Cap Core Fund, Inc.	38,457,555
3,934,383	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	49,297,813
	Total Underlying Funds (Cost — $660,386,524)	614,119,251
Face Amount	Description	Value
Repurchase Agreement — 2.4%
$14,851,000	Morgan Stanley dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $14,852,671; (Fully collateralized by various U.S. Government Agency Obligations, 2.000% to 8.440% due 1/15/06 to 5/15/29; Market value — $15,295,340) (Cost — $14,851,000)	14,851,000
	Total Investments — 100.0% (Cost — $675,237,524*)	$628,970,251
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

●

THE BALANCED PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2004

Shares	Description	Value
Underlying Funds — 99.3%
3,581,920	Smith Barney Appreciation Fund Inc.	$49,502,132
3,566,935	Smith Barney Fundamental Value Fund Inc.	50,222,450
1,053,232	Smith Barney Funds, Inc. - Large Cap Value Fund	15,471,982
3,938,159	Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund	16,540,270
2,415,604	Smith Barney Income Funds - SB Convertible Fund	41,113,581
8,367,817	Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund	55,980,695
3,728,630	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	36,465,997
3,496,816	Smith Barney Investment Series - SB Growth and Income Fund	49,689,750
2,883,248	Smith Barney Managed Governments Fund Inc.	36,213,596
1,757,369	Smith Barney World Funds, Inc. - Global Government Bond Portfolio	18,346,933
1,553,762	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	19,468,636
	Total Underlying Funds (Cost — $396,197,094)	389,016,022
Face Amount	Description	Value
Repurchase Agreement — 0.7%
$2,807,000	UBS Securities LLC dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $2,807,316; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market value — $2,863,156) (Cost — $2,807,000)	2,807,000
	Total Investments — 100.0% (Cost — $399,004,094*)	$391,823,022
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

●

THE CONSERVATIVE PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2004

Shares	Description	Value
Underlying Funds — 99.6%
841,473	Smith Barney Appreciation Fund Inc.	$11,629,159
415,884	Smith Barney Fundamental Value Fund Inc.	5,855,641
1,236,031	Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund	5,191,328
672,584	Smith Barney Income Funds - SB Convertible Fund	11,447,380
3,541,582	Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund	23,693,185
1,720,100	Smith Barney Income Funds - Smith Barney High Income Fund	11,731,086
1,203,906	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	11,774,197
365,654	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	4,226,964
506,117	Smith Barney Investment Series - SB Growth and Income Fund	7,191,930
1,397,891	Smith Barney Managed Governments Fund Inc.	17,557,508
549,867	Smith Barney World Funds, Inc. - Global Government Bond Portfolio	5,740,609
	Total Underlying Funds (Cost — $121,438,307)	116,038,987
Face Amount	Description	Value
Repurchase Agreement — 0.4%
$471,000	UBS Securities LLC dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $471,053; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market value — $480,423) (Cost — $471,000)	471,000
	Total Investments — 100.0% (Cost — $121,909,307*)	$116,509,987
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

●

THE INCOME PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2004

Shares	Description	Value
Underlying Funds — 100.0%
182,316	Smith Barney Appreciation Fund Inc.	$2,519,602
1,134,886	Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund	4,766,521
162,274	Smith Barney Income Funds - SB Capital and Income Fund	2,505,514
144,263	Smith Barney Income Funds - SB Convertible Fund	2,455,363
1,522,399	Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund	10,184,847
1,473,091	Smith Barney Income Funds - Smith Barney High Income Fund	10,046,478
779,822	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	7,626,661
808,595	Smith Barney Managed Governments Fund Inc.	10,155,954

	Total Investments — 100.0% (Cost — $55,391,509*)	$50,260,940
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

●

Statements of Assets and Liabilities (unaudited)	July 31, 2004

	High Growth Portfolio	Growth Portfolio	Balanced Portfolio	Conservative Portfolio	Income Portfolio
Assets:
Investments, at cost	$631,426,763	$675,237,524	$399,004,094	$121,909,307	$55,391,509

Investments, at value	$660,983,582	$628,970,251	$391,823,022	$116,509,987	$50,260,940
Cash	678	247	994	354	—
Dividends and interest receivable	192,856	1,201,542	716,720	349,711	200,654
Receivable for Fund shares sold	160,064	147,893	181,078	148,910	81,443
Receivable from manager	9,159	—	—	—	—

Total Assets	661,346,339	630,319,933	392,721,814	117,008,962	50,543,037

Liabilities:
Payable for securities purchased	8,100,000	12,200,000	—	—	—
Payable for Fund shares reacquired	546,047	459,761	321,905	272,811	43,118
Distribution plan fees payable	164,612	164,462	104,991	23,688	10,006
Bank overdraft	—	—	—	—	170,210
Management fees payable	—	78,592	67,135	20,612	6,823
Income distribution payable	—	16,094	—	—	9,345
Accrued expenses	822,520	572,092	265,392	70,752	16,383

Total Liabilities	9,633,179	13,491,001	759,423	387,863	255,885

Total Net Assets	$651,713,160	$616,828,932	$391,962,391	$116,621,099	$50,287,152
Net Assets:
Par value of capital shares	$52,753	$55,478	$34,038	$10,512	$4,965
Capital paid in excess of par value	695,105,821	724,995,429	415,169,318	124,226,284	57,454,750
Undistributed (overdistributed) net investment income	—	1,796,794	(190,029)	(13,106)	51,786
Accumulated net investment loss	(2,091,045)	—	—	—	—
Accumulated net realized loss from investments	(70,911,188)	(63,751,496)	(15,869,864)	(2,203,271)	(2,093,780)
Net unrealized appreciation (depreciation) of investments	29,556,819	(46,267,273)	(7,181,072)	(5,399,320)	(5,130,569)

Total Net Assets	$651,713,160	$616,828,932	$391,962,391	$116,621,099	$50,287,152
Shares Outstanding:
Class A	29,377,617	29,229,753	17,976,698	5,958,697	2,921,363
Class B	20,059,331	22,516,009	12,814,121	3,737,699	1,729,754
Class C	3,316,504	3,731,946	3,246,965	815,921	313,815

Net Asset Value:
Class A (and redemption price)	$12.51	$11.08	$11.40	$11.03	$10.09
Class B *	$12.15	$11.16	$11.65	$11.18	$10.18
Class C *	$12.21	$11.18	$11.66	$11.16	$10.17

Maximum Public Offering Price Per Share:
Class A (net asset value plus 5.26% of net asset value per share)	$13.17	$11.66	$12.00	—	—
Class A (net asset value plus 4.71% of net asset value per share)	—	—	—	$11.55	$10.57

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% (4.50% for the Conservative Portfolio and the Income Portfolio) and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

●

Statements of Operations (unaudited)	For the Six Months Ended July 31, 2004

	High Growth Portfolio	Growth Portfolio	Balanced Portfolio	Conservative Portfolio	Income Portfolio
Investment Income:
Income distributions from Underlying Funds	$1,613,131	$5,547,774	$5,100,998	$2,179,923	$1,228,463
Interest	13,598	13,296	13,983	5,127	1,424

Total Investment Income	1,626,729	5,561,070	5,114,981	2,185,050	1,229,887

Expenses:
Distribution plan fees (Note 5)	1,946,691	2,023,516	1,255,320	277,374	118,157
Transfer agency services (Note 5)	1,724,790	1,224,474	497,800	117,188	50,974
Management fees (Note 2)	657,941	647,434	400,578	117,055	50,611
Shareholder communications (Note 5)	63,710	46,215	21,178	5,906	3,246
Registration fees	13,145	15,208	18,687	15,914	14,990
Audit and legal	10,396	10,219	12,545	12,766	9,989
Directors’ fees	10,209	10,896	7,927	2,413	1,599
Custody	6,164	7,683	7,905	7,704	6,147
Other	2,774	2,794	3,402	2,507	2,247

Total Expenses	4,435,820	3,988,439	2,225,342	558,827	257,960
Less: Expense reimbursement (Note 2)	(718,046)	(223,389)	—	—	(7,223)

Net Expenses	3,717,774	3,765,050	2,225,342	558,827	250,737

Net Investment Income (Loss)	(2,091,045)	1,796,020	2,889,639	1,626,223	979,150

Realized and Unrealized Gain (Loss) on Investments (Note 3):
Realized Gain (Loss) From:
Sale of Underlying Funds	(8,932,790)	(17,031,432)	(10,198,732)	(1,082,964)	(201,230)
Capital gain distributions from Underlying Funds	—	419,075	—	—	—

Net Realized Loss	(8,932,790)	(16,612,357)	(10,198,732)	(1,082,964)	(201,230)

Change in Net Unrealized Appreciation (Depreciation) (Note 7)	(30,170,184)	(17,202,494)	(2,526,603)	(2,232,133)	(1,078,402)

Net Loss on Investments	(39,102,974)	(33,814,851)	(12,725,335)	(3,315,097)	(1,279,632)

Decrease in Net Assets From Operations	$(41,194,019)	$(32,018,831)	$(9,835,696)	$(1,688,874)	$(300,482)

See Notes to Financial Statements.

●

Statements of Changes in Net Assets

For the Six Months Ended July 31, 2004 (unaudited) and the Year Ended January 31, 2004

	High Growth Portfolio		Growth Portfolio
	July 31	January 31	July 31	January 31
Operations:
Net investment income (loss)	$(2,091,045)	$(1,722,144)	$1,796,020	$5,333,905
Net realized loss	(8,932,790)	(45,778,917)	(16,612,357)	(37,360,327)
Change in net unrealized appreciation (depreciation)	(30,170,184)	259,021,052	(17,202,494)	209,028,606

Increase (Decrease) in Net Assets From Operations	(41,194,019)	211,519,991	(32,018,831)	177,002,184

Distributions to Shareholders From (Note 6):
Net investment income	—	—	(1,330,758)	(4,250,306)
Capital	—	—	—	—

Decrease in Net Assets From Distributions to Shareholders	—	—	(1,330,758)	(4,250,306)

Fund Share Transactions (Note 8):
Net proceeds from sale of shares	53,621,447	64,435,931	58,546,581	60,873,143
Net asset value of shares issued for reinvestment of distributions	—	—	1,314,664	4,208,793
Net asset value of shares issued in connection with the transfer of the Smith Barney Allocation Series Inc. - Global Portfolio’s net assets (Note 7)	28,632,738	—	—	—
Cost of shares reacquired	(68,986,521)	(92,569,575)	(81,972,889)	(108,405,954)

Increase (Decrease) in Net Assets From Fund Share Transactions	13,267,664	(28,133,644)	(22,111,644)	(43,324,018)

Increase (Decrease) in Net Assets	(27,926,355)	183,386,347	(55,461,233)	129,427,860

Net Assets:
Beginning of period	679,639,515	496,253,168	672,290,165	542,862,305

End of period*	$651,713,160	$679,639,515	$616,828,932	$672,290,165
* Includes undistributed (overdistributed) net investment income of:	—	—	$1,796,794	$1,331,532

* Includes accumulated net investment loss of:	$(2,091,045)	—	—

See Notes to Financial Statements.

●

Balanced Portfolio		Conservative Portfolio		Income Portfolio
July 31	January 31	July 31	January 31	July 31	January 31

$2,889,639	$7,492,503	$1,626,223	$3,375,844	$979,150	$1,982,804
(10,198,732)	(2,643,671)	(1,082,964)	(1,067,373)	(201,230)	(826,353)
(2,526,603)	69,686,384	(2,232,133)	15,349,537	(1,078,402)	4,661,124

(9,835,696)	74,535,216	(1,688,874)	17,658,008	(300,482)	5,817,575

(3,079,668)	(7,492,503)	(1,639,329)	(3,375,844)	(916,076)	(1,980,036)
—	(129,004)	—	(94,016)	—	(178,699)

(3,079,668)	(7,621,507)	(1,639,329)	(3,469,860)	(916,076)	(2,158,735)

48,043,578	57,968,315	20,772,238	27,153,298	6,995,875	15,780,615
3,009,925	7,466,308	1,592,536	3,368,358	855,944	2,011,880

—	—	—	—	—	—
(56,800,203)	(75,550,291)	(19,321,981)	(29,071,625)	(7,974,476)	(14,600,911)

(5,746,700)	(10,115,668)	3,042,793	1,450,031	(122,657)	3,191,584

(18,662,064)	56,798,041	(285,410)	15,638,179	(1,339,215)	6,850,424

410,624,455	353,826,414	116,906,509	101,268,330	51,626,367	44,775,943

$391,962,391	$410,624,455	$116,621,099	$116,906,509	$50,287,152	$51,626,367
$(190,029)	—	$(13,106)	—	$51,786	$(11,288)

—	—	—	—	—	—

See Notes to Financial Statements.

●

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares
HIGH GROWTH PORTFOLIO	2004(1)(2)	2004(2)	2003(2)	2002(2)	2001(2)	2000(2)
Net Asset Value, Beginning of Period	$13.31	$ 9.22	$12.12	$15.11	$16.81	$14.86

Income (Loss) From Operations:
Net investment income (loss)(3)	(0.02)	0.00 *	(0.01)	0.04	0.66	0.54
Net realized and unrealized gain (loss)	(0.78)	4.09	(2.89)	(2.46)	(0.85)	2.29

Total Income (Loss) From Operations	(0.80)	4.09	(2.90)	(2.42)	(0.19)	2.83

Less Distributions From:
Net investment income	—	—	—	(0.00)*	(0.67)	(0.53)
Net realized gains	—	—	—	(0.57)	(0.84)	(0.35)

Total Distributions	—	—	—	(0.57)	(1.51)	(0.88)

Net Asset Value, End of Period	$12.51	$13.31	$ 9.22	$12.12	$15.11	$16.81

Total Return(4)	(6.01)%‡	44.36%	(23.93)%	(16.25)%	(0.94)%	18.97%

Net Assets, End of Period (000s)	$367,411	$358,644	$258,430	$366,092	$452,084	$441,050

Ratios to Average Net Assets:
Expenses(5)(6)	0.80%†	0.80%	0.80%	0.71%	0.60%	0.60%
Net investment income (loss)	(0.30)†	0.04	(0.07)	0.33	3.90	3.44

Portfolio Turnover Rate	2%	4%	0%	5%	9%	2%

(1)	For the six months ended July 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(4)	Performance figures may reflect expense reimbursements. Past performance is no guarantee of future results. In the absence of expense reimbursements, the total return would be reduced.
(5)	The investment manager reimbursed certain other expenses for the six months ended July 31, 2004 and the three years ended January 31, 2004. If such expenses were not reimbursed, the expense ratios for Class A shares would have been 1.04% (annualized), 1.15%, 1.35% and 0.88% for the six months ended July 31, 2004 and the three years ended January 31, 2004, respectively.
(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares
HIGH GROWTH PORTFOLIO	2004(1)(2)	2004(2)	2003(2)	2002(2)	2001(2)	2000(2)
Net Asset Value, Beginning of Period	$12.99	$ 9.06	$12.01	$15.08	$16.74	$14.81
Income (Loss) From Operations:
Net investment income (loss)(3)	(0.07)	(0.08)	(0.09)	(0.05)	0.52	0.41
Net realized and unrealized gain (loss)	(0.77)	4.01	(2.86)	(2.45)	(0.82)	2.26
Total Income (Loss) From Operations	(0.84)	3.93	(2.95)	(2.50)	(0.30)	2.67
Less Distributions From:
Net investment income	—	—	—	—	(0.52)	(0.39)
Net realized gains	—	—	—	(0.57)	(0.84)	(0.35)
Total Distributions	—	—	—	(0.57)	(1.36)	(0.74)
Net Asset Value, End of Period	$12.15	$12.99	$ 9.06	$12.01	$15.08	$16.74
Total Return(4)	(6.47)%‡	43.38%	(24.56)%	(16.83)%	(1.65)%	18.01%
Net Assets, End of Period (000s)	$243,801	$278,172	$206,591	$293,784	$367,656	$375,224
Ratios to Average Net Assets:
Expenses(5)(6)	1.55%†	1.55%	1.55%	1.46%	1.35%	1.35%
Net investment income (loss)	(1.06)†	(0.71)	(0.82)	(0.42)	3.10	2.65
Portfolio Turnover Rate	2%	4%	0%	5%	9%	2%
(1)	For the six months ended July 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(4)	Performance figures may reflect expense reimbursements. Past performance is no guarantee of future results. In the absence of expense reimbursements, the total return would be reduced.
(5)	The investment manager reimbursed certain other expenses for the six months ended July 31, 2004 and for the three years ended January 31, 2004. If such expenses were not reimbursed, the expense ratios for Class B shares would have been 1.78% (annualized), 1.82%, 2.01% and 1.62% for the six months ended July 31, 2004 and the three years ended January 31, 2004, respectively.
(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)
HIGH GROWTH PORTFOLIO	2004(2)(3)	2004(3)	2003(3)	2002(3)	2001(3)	2000(3)
Net Asset Value, Beginning of Period	$13.04	$ 9.08	$12.01	$15.09	$16.75	$14.81
Income (Loss) From Operations:
Net investment income (loss)(4)	(0.06)	(0.05)	(0.08)	(0.05)	0.54	0.43
Net realized and unrealized gain (loss)	(0.77)	4.01	(2.85)	(2.46)	(0.84)	2.25
Total Income (Loss) From Operations	(0.83)	3.96	(2.93)	(2.51)	(0.30)	2.68
Less Distributions From:
Net investment income	—	—	—	—	(0.52)	(0.39)
Net realized gains	—	—	—	(0.57)	(0.84)	(0.35)
Total Distributions	—	—	—	(0.57)	(1.36)	(0.74)
Net Asset Value, End of Period	$12.21	$13.04	$ 9.08	$12.01	$15.09	$16.75
Total Return	(6.37)%‡	43.61%	(24.40)%	(16.88)%	(1.65)%	18.08%
Net Assets, End of Period (000s)	$40,501	$42,824	$31,232	$43,455	$51,092	$45,979
Ratios to Average Net Assets:
Expenses(5)	1.37%†	1.30%	1.47%	1.44%	1.35%	1.35%
Net investment income (loss)	(0.87)†	(0.46)	(0.75)	(0.40)	3.21	2.74
Portfolio Turnover Rate	2%	4%	0%	5%	9%	2%
(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	For the six months ended July 31, 2004 (unaudited).
(3)	Per share amounts have been calculated using the monthly average shares method.
(4)	Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(5)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares
GROWTH PORTFOLIO	2004(1)(2)	2004(2)	2003(2)	2002(2)	2001(2)	2000(2)
Net Asset Value, Beginning of Period	$11.66	$ 8.75	$10.89	$13.64	$15.11	$14.43
Income (Loss) From Operations:
Net investment income(3)	0.05	0.13	0.13	0.22	0.58	0.47
Net realized and unrealized gain (loss)	(0.60)	2.90	(2.12)	(2.04)	(0.57)	1.05
Total Income (Loss) From Operations	(0.55)	3.03	(1.99)	(1.82)	0.01	1.52
Less Distributions From:
Net investment income	(0.03)	(0.12)	(0.13)	(0.24)	(0.60)	(0.49)
Net realized gains	—	—	(0.02)	(0.69)	(0.88)	(0.35)
Total Distributions	(0.03)	(0.12)	(0.15)	(0.93)	(1.48)	(0.84)
Net Asset Value, End of Period	$11.08	$11.66	$ 8.75	$10.89	$13.64	$15.11
Total Return(4)	(4.69)%‡	34.67%	(18.32)%	(13.56)%	0.21%	10.53%
Net Assets, End of Period (000s)	$323,866	$321,089	$256,146	$354,879	$432,596	$432,580
Ratios to Average Net Assets:
Expenses(5)(6)	0.80%†	0.80%	0.80%	0.76%	0.60%	0.60%
Net investment income	0.93 †	1.27	1.30	1.81	3.91	3.23
Portfolio Turnover Rate	4%	0%	1%	6%	9%	2%
(1)	For the six months ended July 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)	Performance figures may reflect expense reimbursements. Past performance is no guarantee of future results. In the absence of expense reimbursements, the total would be reduced.
(5)	The investment manager reimbursed certain other expenses for the six months ended July 31, 2004 and the two years ended January 31, 2004. If expenses were not reimbursed, the expense ratios for Class A shares would have been 0.88% (annualized), 0.93% and 1.03% for the six months ended July 31, 2004 and the two years ended January 31, 2004, respectively.
(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares
GROWTH PORTFOLIO	2004(1)(2)	2004(2)	2003(2)	2002(2)	2001(2)	2000(2)
Net Asset Value, Beginning of Period	$11.77	$ 8.82	$10.98	$13.74	$15.18	$14.48
Income (Loss) From Operations:
Net investment income(3)	0.01	0.05	0.05	0.13	0.47	0.36
Net realized and unrealized gain (loss)	(0.61)	2.93	(2.13)	(2.05)	(0.57)	1.03
Total Income (Loss) From Operations	(0.60)	2.98	(2.08)	(1.92)	(0.10)	1.39
Less Distributions From:
Net investment income	(0.01)	(0.03)	(0.06)	(0.15)	(0.46)	(0.34)
Net realized gains	—	—	(0.02)	(0.69)	(0.88)	(0.35)
Total Distributions	(0.01)	(0.03)	(0.08)	(0.84)	(1.34)	(0.69)
Net Asset Value, End of Period	$11.16	$11.77	$ 8.82	$10.98	$13.74	$15.18
Total Return(4)	(5.07)%‡	33.81%	(18.98)%	(14.17)%	(0.56)%	9.61%
Net Assets, End of Period (000s)	$251,250	$306,251	$252,783	$353,777	$453,823	$486,164
Ratios to Average Net Assets:
Expenses(5)(6)	1.55%†	1.55%	1.55%	1.49%	1.35%	1.35%
Net investment income	0.16 †	0.52	0.55	1.08	3.11	2.43
Portfolio Turnover Rate	4%	0%	1%	6%	9%	2%
(1)	For the six months ended July 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)	Performance figures may reflect expense reimbursements. Past performance is no guarantee of future results. In the absence of expense reimbursements, the total return would be reduced.
(5)	The investment manager reimbursed certain other expenses for the six months ended July 31, 2004 and the two years ended January 31, 2004. If such expenses were not reimbursed, the expense ratios for Class B shares would have been 1.61% (annualized), 1.60% and 1.69% for the six months ended July 31, 2004 and the two years ended January 31, 2004, respectively.
(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)
GROWTH PORTFOLIO	2004(2)(3)	2004(3)	2003(3)	2002(3)	2001(3)	2000(3)
Net Asset Value, Beginning of Period	$11.78	$ 8.83	$11.00	$13.74	$15.19	$14.48
Income (Loss) From Operations:
Net investment income(4)	0.02	0.07	0.06	0.14	0.47	0.35
Net realized and unrealized gain (loss)	(0.60)	2.93	(2.15)	(2.04)	(0.58)	1.05
Total Income (Loss) From Operations	(0.58)	3.00	(2.09)	(1.90)	(0.11)	1.40
Less Distributions From:
Net investment income	(0.02)	(0.05)	(0.06)	(0.15)	(0.46)	(0.34)
Net realized gains	—	—	(0.02)	(0.69)	(0.88)	(0.35)
Total Distributions	(0.02)	(0.05)	(0.08)	(0.84)	(1.34)	(0.69)
Net Asset Value, End of Period	$11.18	$11.78	$ 8.83	$11.00	$13.74	$15.19
Total Return	(4.95)%‡	33.99%	(19.03)%	(14.01)%	(0.62)%	9.68%
Net Assets, End of Period (000s)	$41,713	$44,950	$33,933	$46,933	$55,586	$57,596
Ratios to Average Net Assets:
Expenses(5)	1.37%†	1.38%	1.54%	1.41%	1.35%	1.35%
Net investment income	0.35 †	0.70	0.57	1.17	3.12	2.39
Portfolio Turnover Rate	4%	0%	1%	6%	9%	2%
(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	For the six months ended July 31, 2004 (unaudited).
(3)	Per share amounts have been calculated using the monthly average shares method.
(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(5)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares
BALANCED PORTFOLIO	2004(1)(2)	2004(2)	2003(2)	2002(2)	2001(2)	2000(2)
Net Asset Value, Beginning of Period	$11.77	$ 9.86	$10.93	$12.38	$12.58	$12.95
Income (Loss) From Operations:
Net investment income(3)	0.11	0.26	0.22	0.41	0.58	0.45
Net realized and unrealized gain (loss)	(0.37)	1.91	(0.99)	(0.98)	0.55	0.10
Total Income (Loss) From Operations	(0.26)	2.17	(0.77)	(0.57)	1.13	0.55
Less Distributions From:
Net investment income	(0.11)	(0.26)	(0.24)	(0.49)	(0.63)	(0.46)
Net realized gains	—	—	—	(0.39)	(0.70)	(0.46)
Capital	—	(0.00)*	(0.06)	—	—	—
Total Distributions	(0.11)	(0.26)	(0.30)	(0.88)	(1.33)	(0.92)
Net Asset Value, End of Period	$11.40	$11.77	$ 9.86	$10.93	$12.38	$12.58
Total Return(4)	(2.21)%‡	22.32%	(7.12)%	(4.58)%	9.42%	4.37%
Net Assets, End of Period (000s)	$204,856	$195,214	$164,473	$204,437	$220,781	$222,275
Ratios to Average Net Assets:
Expenses(5)(6)	0.73%†	0.76%	0.80%	0.67%	0.60%	0.60%
Net investment income	1.84 †	2.40	2.12	3.52	4.61	3.54
Portfolio Turnover Rate	11%	1%	1%	1%	5%	4%
(1)	For the six months ended July 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)	Performance figures may reflect expense reimbursements. Past performance is no guarantee of future results. In the absence of expense reimbursements, the total return would have been reduced.
(5)	The investment manager reimbursed certain other expenses for the year ended January 31, 2003. If such expenses were not reimbursed, the actual expense ratio would have been 0.81%.
(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares
BALANCED PORTFOLIO	2004(1)(2)	2004(2)	2003(2)	2002(2)	2001(2)	2000(2)
Net Asset Value, Beginning of Period	$12.03	$10.08	$11.17	$12.55	$12.64	$12.95
Income (Loss) From Operations:
Net investment income(3)	0.06	0.18	0.15	0.33	0.49	0.35
Net realized and unrealized gain (loss)	(0.37)	1.95	(1.02)	(0.99)	0.56	0.09
Total Income (Loss) From Operations	(0.31)	2.13	(0.87)	(0.66)	1.05	0.44
Less Distributions From:
Net investment income	(0.07)	(0.18)	(0.16)	(0.33)	(0.44)	(0.29)
Net realized gains	—	—	—	(0.39)	(0.70)	(0.46)
Capital	—	(0.00)*	(0.06)	—	—	—
Total Distributions	(0.07)	(0.18)	(0.22)	(0.72)	(1.14)	(0.75)
Net Asset Value, End of Period	$11.65	$12.03	$10.08	$11.17	$12.55	$12.64
Total Return	(2.61)%‡	21.39%	(7.79)%	(5.29)%	8.66%	3.48%
Net Assets, End of Period (000s)	$149,231	$176,633	$160,381	$199,381	$226,548	$238,456
Ratios to Average Net Assets:
Expenses(4)	1.51%†	1.53%	1.52%	1.42%	1.35%	1.35%
Net investment income	1.03 †	1.63	1.40	2.77	3.83	2.75
Portfolio Turnover Rate	11%	1%	1%	1%	5%	4%
(1)	For the six months ended July 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)
BALANCED PORTFOLIO	2004(2)(3)	2004(3)	2003(3)	2002(3)	2001(3)	2000(3)
Net Asset Value, Beginning of Period	$12.05	$10.09	$11.17	$12.55	$12.64	$12.94
Income (Loss) From Operations:
Net investment income(4)	0.07	0.19	0.16	0.33	0.50	0.36
Net realized and unrealized gain (loss)	(0.39)	1.96	(1.02)	(0.99)	0.55	0.09
Total Income (Loss) From Operations	(0.32)	2.15	(0.86)	(0.66)	1.05	0.45
Less Distributions From:
Net investment income	(0.07)	(0.19)	(0.16)	(0.33)	(0.44)	(0.29)
Net realized gains	—	—	—	(0.39)	(0.70)	(0.46)
Capital	—	(0.00)*	(0.06)	—	—	—
Total Distributions	(0.07)	(0.19)	(0.22)	(0.72)	(1.14)	(0.75)
Net Asset Value, End of Period	$11.66	$12.05	$10.09	$11.17	$12.55	$12.64
Total Return	(2.65)%‡	21.53%	(7.71)%	(5.28)%	8.67%	3.56%
Net Assets, End of Period (000s)	$37,875	$38,777	$28,972	$32,525	$35,202	$33,989
Ratios to Average Net Assets:
Expenses(5)	1.41%†	1.48%	1.43%	1.37%	1.35%	1.35%
Net investment income	1.14 †	1.69	1.51	2.82	3.89	2.76
Portfolio Turnover Rate	11%	1%	1%	1%	5%	4%
(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	For the six months ended July 31, 2004 (unaudited).
(3)	Per share amounts have been calculated using the monthly average shares method.
(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(5)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares
CONSERVATIVE PORTFOLIO	2004(1)(2)	2004(2)	2003(2)	2002(2)	2001(2)	2000(2)
Net Asset Value, Beginning of Period	$11.35	$ 9.94	$10.59	$11.51	$11.47	$12.04
Income (Loss) From Operations:
Net investment income(3)	0.17	0.36	0.32	0.53	0.67	0.56
Net realized and unrealized gain (loss)	(0.32)	1.42	(0.55)	(0.81)	0.31	(0.33)
Total Income (Loss) From Operations	(0.15)	1.78	(0.23)	(0.28)	0.98	0.23
Less Distributions From:
Net investment income	(0.17)	(0.37)	(0.34)	(0.61)	(0.73)	(0.55)
Net realized gains	—	—	(0.00)*	(0.03)	(0.21)	(0.25)
Capital	—	(0.00)*	(0.08)	—	—	—
Total Distributions	(0.17)	(0.37)	(0.42)	(0.64)	(0.94)	(0.80)
Net Asset Value, End of Period	$11.03	$11.35	$ 9.94	$10.59	$11.51	$11.47
Total Return	(1.34)%‡	18.28%	(2.18)%	(2.33)%	8.91%	1.96%
Net Assets, End of Period (000s)	$65,725	$60,332	$51,769	$58,176	$62,582	$70,327
Ratios to Average Net Assets:
Expenses(4)	0.72%†	0.74%	0.77%	0.70%	0.60%	0.60%
Net investment income	3.04 †	3.40	3.12	4.84	5.84	4.76
Portfolio Turnover Rate	8%	7%	2%	1%	1%	3%
(1)	For the six months ended July 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares
CONSERVATIVE PORTFOLIO	2004(1)(2)	2004(2)	2003(2)	2002(2)	2001(2)	2000(2)
Net Asset Value, Beginning of Period	$11.50	$10.08	$10.72	$11.60	$11.50	$12.02
Income (Loss) From Operations:
Net investment income(3)	0.14	0.31	0.27	0.48	0.61	0.51
Net realized and unrealized gain (loss)	(0.32)	1.43	(0.55)	(0.82)	0.31	(0.33)
Total Income (Loss) From Operations	(0.18)	1.74	(0.28)	(0.34)	0.92	0.18
Less Distributions From:
Net investment income	(0.14)	(0.32)	(0.28)	(0.51)	(0.61)	(0.45)
Net realized gains	—	—	(0.00)*	(0.03)	(0.21)	(0.25)
Capital	—	(0.00)*	(0.08)	—	—	—
Total Distributions	(0.14)	(0.32)	(0.36)	(0.54)	(0.82)	(0.70)
Net Asset Value, End of Period	$11.18	$11.50	$10.08	$10.72	$11.60	$11.50
Total Return	(1.57)%‡	17.53%	(2.57)%	(2.84)%	8.33%	1.50%
Net Assets, End of Period (000s)	$41,792	$47,401	$42,027	$45,937	$52,197	$64,910
Ratios to Average Net Assets:
Expenses(4)	1.24%†	1.27%	1.29%	1.21%	1.10%	1.10%
Net investment income	2.46 †	2.88	2.61	4.33	5.30	4.29
Portfolio Turnover Rate	8%	7%	2%	1%	1%	3%
(1)	For the six months ended July 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.30%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)
CONSERVATIVE PORTFOLIO	2004(2)(3)	2004(3)	2003(3)	2002(3)	2001(3)	2000(3)
Net Asset Value, Beginning of Period	$11.48	$10.06	$10.71	$11.59	$11.50	$12.02
Income (Loss) From Operations:
Net investment income(4)	0.14	0.31	0.28	0.49	0.64	0.51
Net realized and unrealized gain (loss)	(0.32)	1.44	(0.56)	(0.82)	0.29	(0.32)
Total Income (Loss) From Operations	(0.18)	1.75	(0.28)	(0.33)	0.93	0.19
Less Distributions From:
Net investment income	(0.14)	(0.33)	(0.29)	(0.52)	(0.63)	(0.46)
Net realized gains	—	—	(0.00)*	(0.03)	(0.21)	(0.25)
Capital	—	(0.00)*	(0.08)	—	—	—
Total Distributions	(0.14)	(0.33)	(0.37)	(0.55)	(0.84)	(0.71)
Net Asset Value, End of Period	$11.16	$11.48	$10.06	$10.71	$11.59	$11.50
Total Return(5)	(1.56)%‡	17.65%	(2.58)%	(2.76)%	8.35%	1.59%
Net Assets, End of Period (000s)	$9,104	$9,174	$7,472	$7,105	$7,530	$6,952
Ratios to Average Net Assets:
Expenses(6)(7)	1.22%†	1.25%	1.23%	1.14%	1.05%	1.05%
Net investment income	2.51 †	2.89	2.69	4.41	5.49	4.34
Portfolio Turnover Rate	8%	7%	2%	1%	1%	3%
(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	For the six months ended July 31, 2004 (unaudited).
(3)	Per share amounts have been calculated using the monthly average shares method.
(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(5)	Performance figures may reflect expense reimbursements. Past performance is no guarantee of future results. In the absence of expense reimbursements, the total return would be reduced.
(6)	The investment manager reimbursed certain other expenses for the year ended January 31, 2004. If such expenses were not reimbursed, the actual expense ratio would have been 1.34%.
(7)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares
INCOME PORTFOLIO	2004(1)(2)	2004(2)	2003(2)	2002(2)	2001(2)	2000(2)
Net Asset Value, Beginning of Period	$10.34	$ 9.59	$ 9.95	$10.65	$10.64	$11.50
Income (Loss) From Operations:
Net investment income(3)	0.21	0.43	0.42	0.63	0.72	0.64
Net realized and unrealized gain (loss)	(0.26)	0.79	(0.24)	(0.72)	0.07	(0.76)
Total Income (Loss) From Operations	(0.05)	1.22	0.18	(0.09)	0.79	(0.12)
Less Distributions From:
Net investment income	(0.20)	(0.43)	(0.46)	(0.61)	(0.76)	(0.63)
Net realized gains	—	—	—	—	(0.02)	(0.11)
Capital	—	(0.04)	(0.08)	—	—	—
Total Distributions	(0.20)	(0.47)	(0.54)	(0.61)	(0.78)	(0.74)
Net Asset Value, End of Period	$10.09	$10.34	$ 9.59	$ 9.95	$10.65	$10.64
Total Return(4)	(0.52)%‡	13.02%	2.00%	(0.80)%	7.74%	(1.04)%
Net Assets, End of Period (000s)	$29,486	$27,538	$22,612	$23,640	$26,354	$32,111
Ratios to Average Net Assets:
Expenses(5)(6)	0.75%†	0.77%	0.80%	0.74%	0.60%	0.60%
Net investment income	4.13 †	4.34	4.36	6.14	6.80	5.78
Portfolio Turnover Rate	2%	4%	5%	3%	0%	4%
(1)	For the six months ended July 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)	Performance figures may reflect expense reimbursements. Past performance is no guarantee of future results. In the absence of expense reimbursements, the total return would be reduced.
(5)	The investment manager reimbursed certain other expenses for the year ended January 31, 2003. If such expenses were not reimbursed, the actual expense ratio would have been 0.82%.
(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares
INCOME PORTFOLIO	2004(1)(2)	2004(2)	2003(2)	2002(2)	2001(2)	2000(2)
Net Asset Value, Beginning of Period	$10.42	$ 9.66	$10.02	$10.72	$10.65	$11.50
Income (Loss) From Operations:
Net investment income(3)	0.18	0.38	0.37	0.58	0.67	0.59
Net realized and unrealized gain (loss)	(0.25)	0.80	(0.24)	(0.73)	0.07	(0.75)
Total Income (Loss) From Operations	(0.07)	1.18	0.13	(0.15)	0.74	(0.16)
Less Distributions From:
Net investment income	(0.17)	(0.38)	(0.41)	(0.55)	(0.65)	(0.58)
Net realized gains	—	—	—	—	(0.02)	(0.11)
Capital	—	(0.04)	(0.08)	—	—	—
Total Distributions	(0.17)	(0.42)	(0.49)	(0.55)	(0.67)	(0.69)
Net Asset Value, End of Period	$10.18	$10.42	$ 9.66	$10.02	$10.72	$10.65
Total Return(4)	(0.69)%‡	12.43%	1.44%	(1.35)%	7.21%	(1.47)%
Net Assets, End of Period (000s)	$17,610	$20,863	$19,320	$21,210	$22,799	$28,302
Ratios to Average Net Assets:
Expenses(5)(6)	1.30%†	1.30%	1.30%	1.26%	1.10%	1.10%
Net investment income	3.52 †	3.80	3.85	5.62	6.29	5.27
Portfolio Turnover Rate	2%	4%	5%	3%	0%	4%
(1)	For the six months ended July 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)	Performance figures may reflect expense reimbursements. Past performance is no guarantee of future results. In the absence of expense reimbursements, the total return would be reduced.
(5)	The investment manager reimbursed certain other expenses for the six months ended July 31, 2004 and the two years ended January 31, 2004. If such expenses were not reimbursed, the expense ratios for Class B shares would have been 1.34% (annualized), 1.32% and 1.37% for the six months ended July 31, 2004 and the two years ended January 31, 2004, respectively.
(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.30%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)
INCOME PORTFOLIO	2004(2)(3)	2004(3)	2003(3)	2002(3)	2001(3)	2000(3)
Net Asset Value, Beginning of Period	$10.41	$ 9.65	$10.01	$10.71	$10.65	$11.50
Income (Loss) From Operations:
Net investment income(4)	0.18	0.38	0.38	0.58	0.68	0.60
Net realized and unrealized gain (loss)	(0.25)	0.80	(0.24)	(0.72)	0.06	(0.76)
Total Income (Loss) From Operations	(0.07)	1.18	0.14	(0.14)	0.74	(0.16)
Less Distributions From:
Net investment income	(0.17)	(0.38)	(0.42)	(0.56)	(0.66)	(0.58)
Net realized gains	—	—	—	—	(0.02)	(0.11)
Capital	—	(0.04)	(0.08)	—	—	—
Total Distributions	(0.17)	(0.42)	(0.50)	(0.56)	(0.68)	(0.69)
Net Asset Value, End of Period	$10.17	$10.41	$ 9.65	$10.01	$10.71	$10.65
Total Return(5)	(0.66)%‡	12.49%	1.49%	(1.29)%	7.22%	(1.42)%
Net Assets, End of Period (000s)	$3,191	$3,225	$2,844	$2,882	$3,229	$3,698
Ratios to Average Net Assets:
Expenses(6)(7)	1.25%†	1.25%	1.25%	1.25%	1.05%	1.05%
Net investment income	3.62 †	3.84	3.93	5.65	6.35	5.36
Portfolio Turnover Rate	2%	4%	5%	3%	0%	4%
(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	For the six months ended July 31, 2004 (unaudited).
(3)	Per share amounts have been calculated using the monthly average shares method.
(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(5)	Performance figures may reflect expense reimbursements. Past performance is no guarantee of future results. In the absence of expense reimbursements, the total return would be reduced.
(6)	The investment manager reimbursed certain other expenses for the six months ended July 31, 2004 and the three years ended January 31, 2004. If such expenses were not reimbursed, the expense ratios for Class C shares would have been 1.47% (annualized), 1.51%, 1.62% and 1.29% for the six months ended July 31, 2004 and the three years ended January 31, 2004, respectively.
(7)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

●

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

High Growth, Growth, Balanced, Conservative and Income Portfolios (“Funds”) are separate investment funds of the Smith Barney Allocation Series Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company and consists of these funds and three other separate investment funds: Select High Growth, Select Growth and Select Balanced Portfolios. The Funds invest in other mutual funds (“Underlying Funds”) managed by Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”). The financial statements and financial highlights for the other funds are presented in a separate shareholder report.

The following are significant accounting policies consistently followed by the Company and are in conformity with U.S. generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) income distributions and short-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as investment income and interest income is recorded on an accrual basis; (e) long-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as realized gains; (f) gains or losses on the sale of Underlying Funds are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Balanced and Conservative Portfolios distribute dividends quarterly and capital gains, if any, at least annually. The Income Portfolio distributes dividends monthly and capital gains, if any, at least annually. In addition, the High Growth and Growth Portfolios distribute dividends and capital gains, if any, at least annually; (h) class specific expenses are charged to each class; management fees, general fund expenses, income, gains and/or losses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) the Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

SBFM is the investment manager for the Company. Each Fund pays SBFM a monthly fee calculated at an annual rate of 0.20% of their respective average daily net assets.

During the six months ended July 31, 2004, the High Growth, Growth and Balanced Portfolios’ Class A, B and C shares had voluntary expense limitations in place of 0.80%, 1.55% and 1.55%, respectively, of the average daily net assets of each class. During the six months ended July 31, 2004, the Conservative and Income Portfolios’ Class A, B and C shares had voluntary expense limitations in place of 0.80%, 1.30% and 1.25%, respectively, of the average daily net assets of each class. These expense limitations resulted in the reimbursement of other expenses of $718,046, $223,389 and $7,223 for the High Growth, Growth and Income Portfolios, respectively.

These expense limitations can be terminated at any time by SBFM.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Funds’ sub-transfer agents. CTB receives account fees and asset-based fees that vary according to size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts. During the six months ended July 31, 2004, High Growth, Growth, Balanced, Conservative and Income Portfolios paid transfer agent fees of $1,287,264, $908,340, $370,772, $89,680 and $37,253, respectively, to CTB.

Citigroup Global Markets Inc. (“CGM”) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Funds’ distributors.

On February 2, 2004, initial sales charges on Class L shares were eliminated. Effective April 29, 2004, the Fund’s Class L shares were renamed as Class C shares.

For High Growth, Growth and Balanced Portfolios, there is a maximum initial sales charge of 5.00% for Class A shares. For Conservative and Income Portfolios, there is a maximum initial sales charge of 4.50% for Class A shares. The High Growth, Growth and Balanced Portfolios have a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. The Conservative and Income Portfolios have a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares also

●

Notes to Financial Statements (unaudited) (continued)

have a 1.00% CDSC which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate for High Growth and Balanced Portfolios and $500,000 in the aggregate for Conservative and Income Portfolios. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2004, CGM and its affiliates received sales charges on sales of the Funds’ Class A and C shares. In addition, for the six months ended July 31, 2004, CDSCs were paid to CGM and its affiliates for Class B and C shares.

The approximate amounts were as follows:

	Sales Charges	CDSCs
	Class A	Class B	Class C
High Growth Portfolio	$709,000	$173,000	—
Growth Portfolio	560,000	167,000	$1,000
Balanced Portfolio	466,000	89,000	2,000
Conservative Portfolio	149,000	25,000	—
Income Portfolio	58,000	25,000	—

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended July 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

	Purchases	Sales
High Growth Portfolio	$15,734,387	$36,421,064
Growth Portfolio	24,902,553	48,165,566
Balanced Portfolio	43,232,367	49,547,112
Conservative Portfolio	14,367,644	9,197,033
Income Portfolio	1,781,881	1,105,684

At July 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Growth Portfolio	$106,683,077	$(77,126,258)	$29,556,819
Growth Portfolio	55,473,990	(101,741,263)	(46,267,273)
Balanced Portfolio	16,850,319	(24,031,391)	(7,181,072)
Conservative Portfolio	3,987,724	(9,387,044)	(5,399,320)
Income Portfolio	866,325	(5,996,894)	(5,130,569)

●

Notes to Financial Statements (unaudited) (continued)

4. Repurchase Agreements

When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At July 31, 2004, the Income Portfolio did not have any repurchase agreements outstanding.

5. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Funds pay a service fee with respect to their Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the High Growth, Growth and Balanced Portfolios each pay a distribution fee with respect to their Class B and C shares calculated at an annual rate of 0.75% of the average daily net assets of each respective class. The Conservative and Income Portfolios each pay a distribution fee with respect to their Class B and C shares calculated at the annual rates of 0.50% and 0.45%, respectively, of the average daily net assets of each class. For the six months ended July 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
High Growth Portfolio	$447,671	$1,289,491	$209,529
Growth Portfolio	404,551	1,400,082	218,883
Balanced Portfolio	249,195	812,361	193,764
Conservative Portfolio	79,650	165,705	32,019
Income Portfolio	35,420	71,627	11,110

For the six months ended July 31, 2004, total Transfer Agency Service expenses were as follows:

	Class A	Class B	Class C
High Growth Portfolio	$990,398	$704,271	$30,121
Growth Portfolio	653,710	538,035	32,729
Balanced Portfolio	242,969	219,666	35,165
Conservative Portfolio	59,330	47,031	10,827
Income Portfolio	22,024	22,506	6,444

For the six months ended July 31, 2004, total Shareholder Communication expenses were as follows:

	Class A	Class B	Class C
High Growth Portfolio	$36,107	$25,604	$1,999
Growth Portfolio	24,058	20,349	1,808
Balanced Portfolio	10,455	9,472	1,251
Conservative Portfolio	2,866	2,525	515
Income Portfolio	1,364	1,433	449

●

Notes to Financial Statements (unaudited) (continued)

6. Distributions Paid to Shareholders by Class

	Six Months Ended July 31, 2004	Year Ended January 31, 2004
GROWTH PORTFOLIO:
Net Investment Income
Class A	$977,910	$3,251,464
Class B	288,062	807,767
Class C	64,786	191,075

Total	$1,330,758	$4,250,306

BALANCED PORTFOLIO:
Class A
Net investment income	$1,917,729	$4,183,532
Capital	—	61,005

Total	$1,917,729	$4,244,537

Class B
Net investment income	$924,528	$2,748,475
Capital	—	56,742

Total	$924,528	$2,805,217

Class C
Net investment income	$237,411	$560,496
Capital	—	11,257

Total	$237,411	$571,753

CONSERVATIVE PORTFOLIO:
Class A
Net investment income	$977,634	$1,858,936
Capital	—	48,083

Total	$977,634	$1,907,019

Class B
Net investment income	$546,663	$1,273,927
Capital	—	38,701

Total	$546,663	$1,312,628

Class C
Net investment income	$115,032	$242,981
Capital	—	7,232

Total	$115,032	$250,213

●

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended July 31, 2004	Year Ended January 31, 2004
INCOME PORTFOLIO:
Class A
Net investment income	$551,060	$1,109,256
Capital	—	94,402

Total	$551,060	$1,203,658

Class B
Net investment income	$311,792	$764,716
Capital	—	74,102

Total	$311,792	$838,818

Class C
Net investment income	$53,224	$106,064
Capital	—	10,195

Total	$53,224	$116,259

For the six months ended July 31, 2004 and the year ended January 31, 2004, the High Growth Portfolio did not make any distributions.

7. Transfer of Net Assets

On July 23, 2004, the Smith Barney Allocation Series Inc. — High Growth Portfolio acquired the assets and liabilities of Smith Barney Allocation Series Inc. — Global Portfolio pursuant to a plan of reorganization approved by Smith Barney Allocation Series Inc. — Global Portfolio shareholders on July 14, 2004. Total shares issued by the Smith Barney Allocation Series Inc. — High Growth Portfolio, the total net assets of the Smith Barney Allocation Series Inc. — Global Portfolio and total net assets of the Fund on the date of the transfer were as follows:

Acquired Portfolio	Shares Issued by the Fund	Total Net Assets of the Smith Barney Allocation Series Inc. — Global Portfolio	Total Net Assets of the Smith Barney Allocation Series Inc. — High Growth Portfolio

Global Portfolio	2,349,131	$28,632,738	$615,807,499

The total net assets of the Smith Barney Allocation Series Inc. — Global Portfolio before acquisition included unrealized depreciation of $1,673,310, accumulated net realized loss of $5,120,319 and undistributed net investment loss of $165,805. Total net assets of the Smith Barney Allocation Series Inc. — High Growth Portfolio immediately after the transfer were $644,440,237. This transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

●

Notes to Financial Statements (unaudited) (continued)

8. Capital Shares

At July 31, 2004, the Company had 6.1 billion shares of capital stock authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Funds and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class within each Fund were as follows:

	Six Months Ended July 31, 2004		Year Ended January 31, 2004
	Shares	Amount	Shares	Amount
HIGH GROWTH PORTFOLIO:
Class A
Shares sold	3,039,731	$39,843,713	3,281,368	$36,169,777
Net asset value of shares issued in connection with the transfer of the Smith Barney Allocation Series Inc.—Global Portfolio (Note 7)	1,339,237	16,525,525	—	—
Shares reacquired	(1,940,166)	(25,359,220)	(4,369,546)	(48,267,094)

Net Increase (Decrease)	2,438,802	$31,010,018	(1,088,178)	$(12,097,317)

Class B
Shares sold	807,339	$10,299,016	1,982,889	$21,240,030
Net asset value of shares issued in connection with the transfer of the Smith Barney Allocation Series Inc.—Global Portfolio (Note 7)	937,963	11,240,780	—	—
Shares reacquired	(3,105,614)	(39,651,175)	(3,360,007)	(35,844,185)

Net Decrease	(1,360,312)	$(18,111,379)	(1,377,118)	$(14,604,155)

Class C†
Shares sold	271,283	$3,478,718	642,910	$7,026,124
Net asset value of shares issued in connection with the transfer of the Smith Barney Allocation Series Inc.—Global Portfolio (Note 7)	71,931	866,433	—	—
Shares reacquired	(311,587)	(3,976,126)	(799,296)	(8,458,296)

Net Increase (Decrease)	31,627	$369,025	(156,386)	$(1,432,172)

GROWTH PORTFOLIO:
Class A
Shares sold	3,881,726	$44,660,304	3,168,222	$32,097,534
Shares issued on reinvestment	87,420	968,617	286,327	3,231,776
Shares reacquired	(2,272,970)	(26,123,991)	(5,206,674)	(52,407,359)

Net Increase (Decrease)	1,696,176	$19,504,930	(1,752,125)	$(17,078,049)

Class B
Shares sold	903,305	$10,479,294	2,150,796	$21,810,379
Shares issued on reinvestment	25,431	283,808	69,920	793,483
Shares reacquired	(4,439,995)	(51,422,831)	(4,846,671)	(48,644,842)

Net Decrease	(3,511,259)	$(40,659,729)	(2,625,955)	$(26,040,980)

Class C†
Shares sold	293,079	$3,406,983	682,399	$6,965,230
Shares issued on reinvestment	5,567	62,239	16,084	183,534
Shares reacquired	(382,299)	(4,426,067)	(724,745)	(7,353,753)

Net Decrease	(83,653)	$(956,845)	(26,262)	$(204,989)

●

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended July 31, 2004		Year Ended January 31, 2004
	Shares	Amount	Shares	Amount
BALANCED PORTFOLIO:
Class A
Shares sold	3,071,281	$35,620,411	2,889,884	$31,238,027
Shares issued on reinvestment	163,122	1,890,683	396,150	4,205,080
Shares reacquired	(1,844,856)	(21,358,441)	(3,384,727)	(36,088,814)

Net Increase (Decrease)	1,389,547	$16,152,653	(98,693)	$(645,707)

Class B
Shares sold	680,464	$8,048,482	1,621,643	$17,549,919
Shares issued on reinvestment	76,311	904,583	253,028	2,735,278
Shares reacquired	(2,627,612)	(31,190,527)	(3,104,857)	(33,676,083)

Net Decrease	(1,870,837)	$(22,237,462)	(1,230,186)	$(13,390,886)

Class C†
Shares sold	369,598	$4,374,685	830,870	$9,180,369
Shares issued on reinvestment	18,081	214,659	48,348	525,950
Shares reacquired	(359,829)	(4,251,235)	(530,796)	(5,785,394)

Net Increase	27,850	$338,109	348,422	$3,920,925

CONSERVATIVE PORTFOLIO:
Class A
Shares sold	1,477,458	$16,549,314	1,480,337	$15,724,286
Shares issued on reinvestment	86,259	962,332	179,049	1,886,336
Shares reacquired	(921,703)	(10,304,984)	(1,548,260)	(16,275,383)

Net Increase	642,014	$7,206,662	111,126	$1,335,239

Class B
Shares sold	267,948	$3,038,713	792,990	$8,471,878
Shares issued on reinvestment	46,225	523,243	117,600	1,256,204
Shares reacquired	(697,708)	(7,915,427)	(959,848)	(10,232,975)

Net Decrease	(383,535)	$(4,353,471)	(49,258)	$(504,893)

Class C†
Shares sold	104,508	$1,184,211	276,134	$2,957,134
Shares issued on reinvestment	9,472	106,961	21,145	225,818
Shares reacquired	(97,247)	(1,101,570)	(240,612)	(2,563,267)

Net Increase	16,733	$189,602	56,667	$619,685

●

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended July 31, 2004		Year Ended January 31, 2004
	Shares	Amount	Shares	Amount
INCOME PORTFOLIO:
Class A
Shares sold	515,199	$5,244,429	973,683	$9,667,621
Shares issued on reinvestment	51,438	522,579	114,882	1,145,336
Shares reacquired	(309,473)	(3,149,415)	(783,315)	(7,821,460)

Net Increase	257,164	$2,617,593	305,250	$2,991,497

Class B
Shares sold	120,693	$1,241,716	448,615	$4,489,792
Shares issued on reinvestment	28,099	288,223	76,342	767,028
Shares reacquired	(420,437)	(4,312,851)	(522,747)	(5,229,371)

Net Increase (Decrease)	(271,645)	$(2,782,912)	2,210	$27,449

Class C†
Shares sold	49,461	$509,730	161,793	$1,623,202
Shares issued on reinvestment	4,408	45,142	9,901	99,516
Shares reacquired	(49,720)	(512,210)	(156,671)	(1,550,080)

Net Increase	4,149	$42,662	15,023	$172,638

†	On April 29, 2004, Class L shares were renamed as Class C shares.

9. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission (“SEC”) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management (“CAM”), including its applicable investment advisory companies and Citicorp Trust Bank (“CTB”), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Funds. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

10. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

●

Additional Shareholder Information (unaudited)

On July 14, 2004, a Special Meeting of Shareholders was held to approve the Corporation’s Plan of Reorganization providing for (i) the acquisition of all of the assets and liabilities of the Global Portfolio (the “Acquired Fund”) by the High Growth Portfolio (the “Acquiring Fund”), also a series of the Corporation; (ii) the amendment of the Corporation’s Charter reclassifying all Class A, Class B, Class C, Class Y and Class Z shares of the Acquired Fund as Class A, Class B, Class C, Class Y and Class Z shares of the Acquiring Fund and (iii) the accomplishment of the reclassification by the issuance of Class A, Class B or Class C shares, as applicable, of the Acquiring Fund to shareholders of the Acquired Fund. The following table provides information concerning the matters voted on at the Shareholder Meeting.

Votes For	Votes Against	Votes Withheld
2,045,109	45,743	214,281

●

Smith Barney Allocation Series Inc.

Directors

H. John Ellis

R. Jay Gerken, CFA

    Chairman

Armon E. Kamesar

Stephen E. Kaufman

John J. Murphy

Officers

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and Chief Administrative Officer

James M. Giallanza

Chief Financial Officer

and Treasurer

Steven Bleiberg

Vice President and Investment Officer

Andrew Beagley

Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer

Kaprel Ozsolak

Controller

Robert I. Frenkel

Secretary and Chief Legal Officer

Investment Manager

Smith Barney Fund Management LLC

Distributors

Citigroup Global Markets Inc.

PFS Distributors, Inc.

Custodian

State Street Bank and Trust Company

Transfer Agent

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

Sub-Transfer Agents

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

Primerica Shareholder Services

P.O. Box 9662

Providence, Rhode Island 02940-9662

Smith Barney

Allocation Series Inc.

125 Broad Street

10th Floor, MF-2

New York, New York 10004

www.smithbarneymutualfunds.com

Smith Barney Allocation Series Inc.

High Growth Portfolio

Growth Portfolio

Balanced Portfolio

Conservative Portfolio

Income Portfolio

The Funds are separate investment funds of the Smith Barney Allocation Series Inc., a Maryland corporation.

This report is submitted for the general information of the shareholders of Smith Barney Allocation Series Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This document must be preceded or accompanied by a free prospectus. Investors should consider the funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest or send money.

Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.smithbarneymutualfunds.com and (3) on the SEC’s website at www.sec.gov.

©2004 Citigroup Global Markets Inc. Member NASD, SIPC

FD01185 9/04 04-7193

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM	8. [RESERVED]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Allocation Series Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Allocation Series Inc.

Date: October 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Allocation Series Inc.

Date: October 8, 2004

By:	/s/ James M. Giallanza
James M. Giallanza
Chief Financial Officer of
Smith Barney Allocation Series Inc.

Date: October 8, 2004